Disclosure of detailed information about decommissioning liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Decommissioning liabilities, beginning of period	$ 366,517	$ 360,283	$ 390,902
Accretion expense	11,698	10,545	10,494
Decommissioning liabilities, foreign exchange translation	24,185	(4,311)	(41,113)
Decommissioning liabilities, end of period	$ 402,400	$ 366,517	$ 360,283